Earnings per share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share
Number of non-vested stock awards participating securities outstanding (in shares)	130,000								130,000
Non-vested stock awards	215,000								215,000
Net income attributable to Oneida Financial Corp. (in dollars)	$ 1,795,000	$ 65,000	$ 1,899,000	$ 2,002,000	$ 1,664,000	$ 956,000	$ 1,696,000	$ 1,413,000	$ 5,760,418	$ 5,729,281	$ 3,760,688
Net earnings allocated to participating securities (in dollars)									(51,048)		(9,395)
Net earnings allocated to common stock (in dollars)									5,709,370	5,729,281	3,751,293
Basic
Distributed earnings allocated to common stock (in dollars)									3,264,243	3,335,221	2,951,267
Undistributed earnings allocated to common stock (in dollars)									2,445,127	2,394,060	800,026
Net earnings allocated to common stock (in dollars)									5,709,370	5,729,281	3,751,293
Weighted average common shares outstanding including shares considered participating securities									6,912,886	7,114,496	7,160,214
Less: Average unallocated ESOP shares									(70,166)	(110,793)	(75,083)
Less: Average participating securities (in shares)									(55,099)		(14,973)
Weighted average shares									6,787,621	7,003,703	7,070,158
Basic earnings per share (in dollars per share)	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.24	$ 0.14	$ 0.24	$ 0.20	$ 0.84	$ 0.82	$ 0.53
Diluted
Net earnings allocated to common stock (in dollars)									$ 5,709,370	$ 5,729,281	$ 3,749,496
Weighted average common shares outstanding for basic									6,787,621	7,003,703	7,070,158
Dilutive effect of stock options and nonparticipating securities (in shares)									5,681		1,860
Weighted average shares									6,793,302	7,003,703	7,072,018
Earnings per share - diluted (in dollars per share)	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.24	$ 0.14	$ 0.24	$ 0.20	$ 0.84	$ 0.82	$ 0.53
Anti-dilutive securities
Stock options excluded from computation of dilutive earnings per common share									197,500